T. ROWE PRICE Limited-Term Bond Portfolio
September 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES
 20.0%
Car Loan  5.0%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 9 9
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 78 79
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 135 137
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 165 166
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 232 233
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 233
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 415
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 143 144
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 100 100
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 102
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 100 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.456%, 12/26/31 (1) 116 116
CarMax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 269
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 180
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  100 103
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  135 140
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  140 143
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  100 104
Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  65 67
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  65 66
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  290 296
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 185
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 15 14
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 200 203
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 228 229
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  105 105
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 50 51
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  139 140
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  93 93
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  70 70
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  250 250
Exeter Select Automobile Receivables
Trust
Series 2025-1, Class B
4.87%, 8/15/31  135 137
Exeter Select Automobile Receivables
Trust
Series 2025-2, Class B
4.63%, 11/17/31  70 71
Exeter Select Automobile Receivables
Trust
Series 2025-2, Class C
4.91%, 12/15/31  145 146
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  135 136
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 145 145
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 415

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 115 116
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 135 136
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 140 142
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 40
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class A1
4.73%, 11/15/29 (1) 110 112
GMF Floorplan Owner Revolving Trust
Series 2024-4A, Class B
4.98%, 11/15/29 (1) 265 268
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 170 173
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 362 365
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 259 260
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 105 106
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 215 218
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 25 25
Navistar Financial Dealer Note Master
Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 40 40
Porsche Innovative Lease Owner Trust
Series 2025-1A, Class A4
4.69%, 11/20/30 (1) 100 102
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 121 123
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 142 145
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 186 188
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 186 188
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 250 251
Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 250 251
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  78 77
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  328 328
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  158 158
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 265 269
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 70 71
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 58 59
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 22 23
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 72 72
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 25 26
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 70 71
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 154
10,250
Other Asset-Backed Securities  14.3%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 175 176
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 180 181
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 380 379
Alinea
Series 2018-1A, Class AR, CLO, FRN
3M TSFR + 0.90%, 5.225%, 7/20/31 (1) 94 94
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.475%, 7/20/31 (1) 250 250
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 300 300
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 508 491

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 119 120
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 120 122
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 5.485%, 4/20/36 (1) 250 251
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.385%, 5/17/31 (1) 250 250
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.735%, 5/17/31 (1) 250 250
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.018%, 7/15/34 (1) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 138 138
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 101
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.411%, 11/15/30 (1) 180 180
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.508%, 10/25/30 (1) 141 141
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 5.329%, 4/18/35 (1) 410 411
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 69 68
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.768%, 4/15/30 (1) 250 250
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.118%, 4/15/30 (1) 325 325
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 5.325%, 10/21/31 (1) 365 365
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.625%, 10/21/31 (1) 250 249
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 61 61
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 360 354
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 100 101
Par/Shares $ Value
(Amounts in 000s)
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 102
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 176 178
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 66 67
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 20 20
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 182 182
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 101 100
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 7/17/34 (1) 260 261
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 89 88
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 26 25
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 63 65
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 315 314
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 5.409%, 7/23/32 (1) 123 123
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.719%, 7/23/32 (1) 250 251
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.969%, 7/23/32 (1) 300 300
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 5.375%, 10/20/32 (1) 220 220
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.725%, 10/20/32 (1) 560 561
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.729%, 10/18/33 (1) 580 582

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.889%, 4/23/36 (1) 250 251
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 240 250
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 65 67
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.826%, 7/20/35 (1) 780 773
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 509 509
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 126 125
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 520 501
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 139 129
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 30 29
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 154 158
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 312 322
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 103 104
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 176 178
HPEFS Equipment Trust
Series 2023-1A, Class B
5.73%, 4/20/28 (1) 86 86
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 100 100
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 200 203
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 340 343
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100 101
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 105 107
Par/Shares $ Value
(Amounts in 000s)
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 5.233%, 10/22/34 (1) 250 250
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 205 199
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 5.191%, 10/18/35 (1) 815 815
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 5.275%, 7/15/34 (1) 260 260
Madison Park Funding XLII
Series 13A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.469%, 11/21/30 (1) 251 251
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M TSFR + 1.232%, 5.545%, 7/27/31 (1) 155 155
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.125%, 7/27/31 (1) 250 250
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.375%, 10/20/29 (1) 250 250
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.608%, 10/15/32 (1) 482 482
Marble Point XIV
Series 2018-2A, Class A12R, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 466 465
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 5.359%, 7/23/32 (1) 319 318
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.555%, 4/20/33 (1) 112 112
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100 99
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 42 41
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 55 54
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 18 18
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 136 138
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 64 65
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 51 53
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.859%, 10/15/31 (1) 81 81

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.372%, 7/17/36 (1) 670 670
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.475%, 10/20/30 (1) 142 142
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.383%, 2/14/31 (1) 420 420
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 5.043%, 2/14/31 (1) 161 161
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.583%, 2/14/31 (1) 250 250
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 57 57
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 103
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 80 81
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 102
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.53%, 7/30/37 (1) 500 502
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 6.08%, 7/30/37 (1) 315 315
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.475%, 1/20/31 (1) 74 74
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 44 45
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 165 168
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 100 99
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 240 235
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.334%, 8/20/32 (1) 494 495
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.968%, 7/25/31 (1) 530 531
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 94 95
Par/Shares $ Value
(Amounts in 000s)
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 238 243
Sierra Timeshare Receivables Funding
Series 2021-2A, Class B
1.80%, 9/20/38 (1) 24 24
Sierra Timeshare Receivables Funding
Series 2021-2A, Class C
1.95%, 9/20/38 (1) 50 49
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 107 107
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 1/20/32 (1) 250 250
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.789%, 7/15/33 (1) 250 250
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 5.218%, 1/15/34 (1) 539 539
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.667%, 4/20/33 (1) 189 189
THL Credit Wind River
Series 2015-1A, Class A1R3, CLO, FRN
3M TSFR + 1.20%, 5.525%, 10/20/30 (1) 46 46
THL Credit Wind River
Series 2019-3A, Class AR2, CLO, FRN
3M TSFR + 1.06%, 5.378%, 4/15/31 (1) 64 65
THL Credit Wind River
Series 2019-3A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.868%, 4/15/31 (1) 265 265
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.318%, 4/15/31 (1) 145 145
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.575%, 7/20/31 (1) 213 213
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date:
12/10/24, Cost $336 (2)(3) 336 336
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 140 140
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 255 258
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.525%, 1/20/32 (1) 160 160
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 1/25/34 (1)(4) 515 515
Trinitas VI
Series 2017-6A, Class ARRR, CLO, FRN
3M TSFR + 1.33%, 5.648%, 1/25/34 (1) 580 580

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 5.378%, 1/25/35 (1) 480 481
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 109 111
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 77 78
Verdant Receivables
Series 2025-1A, Class A2
4.85%, 3/13/28 (1) 180 181
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 102
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  370 371
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.975%, 4/20/34 (1) 395 394
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100 100
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 100
29,433
Student Loan  0.6%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.633%, 7/27/48 (1) 250 250
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 6.033%, 7/27/48 (1) 250 250
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 50 48
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 31 30
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 23 22
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 64 60
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 30 28
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 4.819%, 3/22/32  135 133
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 5.012%, 3/26/68 (1) 83 83
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 150 141
Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 56 53
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 154 156
1,254
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 185 187
187
Total Asset-Backed Securities
(Cost $40,819) 41,124
CORPORATE BONDS
 41.4%
FINANCIAL INSTITUTIONS
 11.0%
Banking  6.0%
American Express, VR, 4.731%,
4/25/29 (5) 230 233
American Express, VR, 5.043%,
7/26/28 (5) 180 183
American Express, VR, 5.098%,
2/16/28 (5) 105 106
American Express, VR, 5.532%,
4/25/30 (5) 205 214
Banco Santander, VR, 5.552%, 3/14/28 (5) 200 204
Bank of America, VR, 1.734%, 7/22/27 (5) 190 186
Bank of America, VR, 4.623%, 5/9/29 (5) 390 395
Bank of America, VR, 5.08%, 1/20/27 (5) 200 200
Bank of New York Mellon, VR, 4.729%,
4/20/29 (5) 280 285
Banque Federative du Credit Mutuel,
4.935%, 1/26/26 (1) 200 201
Barclays, VR, 4.476%, 11/11/29 (5) 200 200
Barclays, VR, 5.086%, 2/25/29 (5) 255 260
Barclays, VR, 7.325%, 11/2/26 (5) 205 206
BNP Paribas, VR, 4.792%, 5/9/29 (1)(5) 475 479
CaixaBank, VR, 6.684%, 9/13/27 (1)(5) 290 296
Capital One Financial, VR, 6.312%,
6/8/29 (5) 120 126
Capital One Financial, VR, 7.149%,
10/29/27 (5) 115 118
Citigroup, VR, 5.174%, 2/13/30 (5) 185 190
Credit Agricole, VR, 5.23%, 1/9/29 (1)(5) 285 290
Danske Bank, VR, 4.613%, 10/2/30 (1)(5) 200 201
Danske Bank, VR, 5.427%, 3/1/28 (1)(5) 200 203
Goldman Sachs Group, VR, 4.482%,
8/23/28 (5) 190 191
Goldman Sachs Group, VR, 4.937%,
4/23/28 (5) 530 536
Goldman Sachs Group, VR, 5.218%,
4/23/31 (5) 295 305
HSBC Holdings, VR, 4.899%, 3/3/29 (5) 245 248
HSBC Holdings, VR, 5.13%, 11/19/28 (5) 290 295
HSBC Holdings, VR, 5.597%, 5/17/28 (5) 260 265

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
ING Groep, VR, 4.858%, 3/25/29 (5) 290 294
JPMorgan Chase, FRN, SOFR + 0.885%,
5.191%, 4/22/27  75 75
JPMorgan Chase, VR, 4.979%, 7/22/28 (5) 200 203
JPMorgan Chase, VR, 5.04%, 1/23/28 (5) 180 182
JPMorgan Chase, VR, 5.103%, 4/22/31 (5)
(6) 220 227
Lloyds Banking Group, VR, 5.462%,
1/5/28 (5) 220 223
Manufacturers & Traders Trust, VR,
4.762%, 7/6/28 (5) 250 252
Morgan Stanley, VR, 4.994%, 4/12/29 (5) 280 286
Morgan Stanley, VR, 6.138%, 10/16/26 (5) 250 250
PNC Financial Services Group, VR,
4.758%, 1/26/27 (5) 265 265
Santander Holdings USA, VR, 2.49%,
1/6/28 (5) 190 185
Santander Holdings USA, VR, 6.124%,
5/31/27 (5) 40 40
Santander U.K. Group Holdings, VR,
4.32%, 9/22/29 (5) 200 200
Societe Generale, VR, 5.249%, 5/22/29 (1)
(5) 370 375
Societe Generale, VR, 5.519%, 1/19/28 (1)
(5) 270 273
Standard Chartered, 4.30%, 2/19/27 (1) 200 200
Standard Chartered, VR, 5.688%,
5/14/28 (1)(5) 200 204
U.S. Bancorp, VR, 4.548%, 7/22/28 (5) 280 282
U.S. Bancorp, VR, 5.727%, 10/21/26 (5) 145 145
UBS Group, VR, 1.494%, 8/10/27 (1)(5) 200 195
UBS Group, VR, 6.327%, 12/22/27 (1)(5) 200 205
Wells Fargo, VR, 4.97%, 4/23/29 (5) 770 784
Wells Fargo, Series W, VR, 4.90%,
1/24/28 (5) 365 369
12,330
Brokerage Asset Managers
Exchanges  0.7%
Charles Schwab, 2.45%, 3/3/27  413 404
Charles Schwab, 3.20%, 3/2/27  135 134
Intercontinental Exchange, 3.625%, 9/1/28  207 205
LPL Holdings, 4.625%, 11/15/27 (1) 60 60
LPL Holdings, 4.90%, 4/3/28  125 126
LPL Holdings, 5.70%, 5/20/27  343 349
LPL Holdings, 6.75%, 11/17/28  90 96
Nasdaq, 5.35%, 6/28/28  105 108
1,482
Finance Companies  0.9%
AerCap Ireland Capital, 6.10%, 1/15/27  155 158
AerCap Ireland Capital, 6.45%, 4/15/27  422 435
Avolon Holdings Funding, 2.125%,
2/21/26 (1) 81 80
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 190 196
Avolon Holdings Funding, 6.375%,
5/4/28 (1) 90 94
GATX, 3.25%, 9/15/26  417 414
GATX, 3.85%, 3/30/27  170 169
Par/Shares $ Value
(Amounts in 000s)
GATX, 5.40%, 3/15/27  235 238
1,784
Insurance  3.2%
Aspen Insurance Holdings, 5.75%, 7/1/30  130 136
Athene Global Funding, 4.86%, 8/27/26 (1) 220 221
Athene Global Funding, 5.349%, 7/9/27 (1) 220 224
Athene Global Funding, 5.684%,
2/23/26 (1) 325 327
Brighthouse Financial Global Funding,
1.55%, 5/24/26 (1) 70 69
Brown & Brown, 4.70%, 6/23/28  110 111
Centene, 4.625%, 12/15/29  795 765
CNO Global Funding, 1.75%, 10/7/26 (1) 505 492
CNO Global Funding, 4.875%, 12/10/27 (1) 108 109
Corebridge Global Funding, 4.25%,
8/21/28 (1) 205 205
Corebridge Global Funding, 4.65%,
8/20/27 (1) 105 106
Corebridge Global Funding, 5.20%,
1/12/29 (1) 90 93
Equitable America Global Funding, 3.95%,
9/15/27 (1) 80 80
Equitable America Global Funding, 4.65%,
6/9/28 (1) 235 238
Equitable Financial Life Global Funding,
1.70%, 11/12/26 (1) 150 146
Fortitude Global Funding, 4.625%,
10/6/28 (1) 205 205
Fortitude Group Holdings, 6.25%,
4/1/30 (1) 335 347
GA Global Funding Trust, 5.40%,
1/13/30 (1) 265 274
Health Care Service Corp. A Mutual Legal
Reserve, 5.20%, 6/15/29 (1) 145 149
Highmark, 1.45%, 5/10/26 (1) 115 113
Humana, 5.75%, 3/1/28  85 88
Humana, 5.75%, 12/1/28  245 255
Jackson National Life Global Funding,
4.90%, 1/13/27 (1) 215 216
Jackson National Life Global Funding,
5.55%, 7/2/27 (1) 185 189
Jackson National Life Global Funding,
5.60%, 4/10/26 (1) 300 302
Marsh & McLennan, 4.55%, 11/8/27  365 369
Northwestern Mutual Global Funding,
4.35%, 9/15/27 (1) 129 130
Reinsurance Group of America, 3.95%,
9/15/26  214 214
RGA Global Funding, 4.35%, 8/25/28 (1) 330 330
Sammons Financial Group Global Funding,
5.05%, 1/10/28 (1) 135 137
6,640
Real Estate Investment Trusts  0.2%
Essex Portfolio, 3.375%, 4/15/26  199 198
Extra Space Storage, 3.875%, 12/15/27  130 129
Prologis, 3.875%, 9/15/28  95 95

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Realty Income, 5.05%, 1/13/26  65 65
487
Total Financial Institutions 22,723
INDUSTRIAL
 27.3%
Basic Industry  0.6%
Celanese U.S. Holdings, 1.40%, 8/5/26  225 218
Celanese U.S. Holdings, 6.665%, 7/15/27  138 141
FMC, 3.20%, 10/1/26  135 133
FMC, 3.45%, 10/1/29  219 207
Freeport-McMoRan, 5.25%, 9/1/29  63 63
LYB International Finance III, 1.25%,
10/1/25  177 177
Nutrien, 4.90%, 3/27/28  110 112
Sherwin-Williams, 4.55%, 3/1/28  225 227
1,278
Capital Goods  2.3%
Amphenol, 4.75%, 3/30/26  363 363
Amrize Finance U.S., 4.70%, 4/7/28 (1) 280 282
Amrize Finance U.S., 4.95%, 4/7/30 (1) 100 102
BAE Systems, 5.00%, 3/26/27 (1) 220 223
Boeing, 2.196%, 2/4/26  195 194
Boeing, 3.20%, 3/1/29  210 203
Boeing, 6.259%, 5/1/27  417 429
Fortive, 3.15%, 6/15/26  264 262
Huntington Ingalls Industries, 5.353%,
1/15/30  80 82
Northrop Grumman, 3.25%, 1/15/28  60 59
Owens Corning, 3.40%, 8/15/26  133 132
Owens Corning, 5.50%, 6/15/27  170 173
Regal Rexnord, 6.05%, 2/15/26  576 579
Regal Rexnord, 6.05%, 4/15/28  280 289
Rolls-Royce, 5.75%, 10/15/27 (1) 470 482
RTX, 6.70%, 8/1/28  186 197
RTX, 7.00%, 11/1/28  174 186
Waste Management, 3.875%, 1/15/29  410 406
4,643
Communications  3.0%
American Tower, 1.60%, 4/15/26  473 466
American Tower, 3.55%, 7/15/27  178 176
AT&T, 4.10%, 2/15/28  95 95
Comcast, 4.15%, 10/15/28  115 115
Cox Communications, 3.35%, 9/15/26 (1) 120 119
Cox Communications, 3.50%, 8/15/27 (1) 100 99
Crown Castle, 1.05%, 7/15/26  255 249
Crown Castle, 2.90%, 3/15/27  265 260
Crown Castle, 4.30%, 2/15/29  40 40
Crown Castle, 4.45%, 2/15/26  320 320
Crown Castle, 4.80%, 9/1/28  195 198
Crown Castle, 5.00%, 1/11/28  140 142
Crown Castle, 5.60%, 6/1/29  145 151
Crown Castle Towers, 4.241%, 7/15/28 (1) 80 79
KT, 4.125%, 2/2/28 (1) 200 200
NTT Finance, 4.62%, 7/16/28 (1) 200 202
Omnicom Group, 3.60%, 4/15/26  85 84
Rogers Communications, 3.20%, 3/15/27  410 404
Par/Shares $ Value
(Amounts in 000s)
Rogers Communications, 5.00%, 2/15/29  500 510
SBA Tower Trust, 1.631%, 11/15/26 (1) 180 175
SBA Tower Trust, 1.884%, 1/15/26 (1) 150 149
SBA Tower Trust, 2.328%, 1/15/28 (1) 110 104
SBA Tower Trust, 4.831%, 10/15/29 (1) 565 565
SBA Tower Trust, 6.599%, 1/15/28 (1) 290 298
T-Mobile USA, 2.25%, 2/15/26  195 193
Take-Two Interactive Software, 5.00%,
3/28/26  340 341
Verizon Communications, 2.10%, 3/22/28  446 425
6,159
Consumer Cyclical  5.9%
American Honda Finance, 5.65%, 11/15/28  335 349
AutoZone, 5.125%, 6/15/30  215 222
BMW U.S. Capital, 4.60%, 8/13/27 (1) 490 494
CBRE Services, 4.80%, 6/15/30  105 107
Daimler Truck Finance North America,
4.30%, 8/12/27 (1) 150 150
Daimler Truck Finance North America,
5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America,
5.125%, 9/25/27 (1) 175 178
Daimler Truck Finance North America,
5.15%, 1/16/26 (1)(6) 150 150
Darden Restaurants, 4.35%, 10/15/27  290 291
Dollar General, 4.125%, 5/1/28  323 321
Dollar General, 4.625%, 11/1/27  155 156
Dollar General, 5.20%, 7/5/28  166 170
eBay, 3.60%, 6/5/27  515 511
Ford Motor Credit, 5.125%, 11/5/26  200 201
Ford Motor Credit, 5.80%, 3/5/27  235 237
Ford Motor Credit, 5.918%, 3/20/28  200 203
General Motors Financial, 5.05%, 4/4/28  385 391
General Motors Financial, 5.35%, 7/15/27  317 323
General Motors Financial, 5.40%, 4/6/26  135 136
General Motors Financial, 5.40%, 5/8/27  196 199
Hyundai Capital America, 4.85%,
3/25/27 (1) 240 242
Hyundai Capital America, 4.875%,
6/23/27 (1)(6) 205 207
Hyundai Capital America, 5.00%, 1/7/28 (1) 230 233
Hyundai Capital America, 5.25%, 1/8/27 (1) 100 101
Hyundai Capital America, 5.50%,
3/30/26 (1) 120 121
Hyundai Capital America, 5.60%,
3/30/28 (1) 160 164
Hyundai Capital America, 6.25%,
11/3/25 (1) 120 120
LG Energy Solution, 5.375%, 7/2/27  390 396
Lowe's, 3.35%, 4/1/27  80 79
Lowe's, 4.00%, 10/15/28  130 130
Lowe's, 4.80%, 4/1/26  175 175
Marriott International, 5.45%, 9/15/26  90 91
Marriott International, Series R, 3.125%,
6/15/26  365 362
Mercedes-Benz Finance North America,
4.80%, 3/30/26 (1) 190 190

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Mercedes-Benz Finance North America,
4.80%, 1/11/27 (1) 565 570
O'Reilly Automotive, 4.35%, 6/1/28  195 196
O'Reilly Automotive, 5.75%, 11/20/26  573 583
Ross Stores, 0.875%, 4/15/26  375 368
Sands China, 3.80%, 1/8/26  300 299
Starbucks, 2.00%, 3/12/27  85 83
Starbucks, 4.00%, 11/15/28  200 200
Toyota Motor Credit, 4.05%, 9/5/28  365 366
Uber Technologies, 4.15%, 1/15/31  285 281
Uber Technologies, 4.50%, 8/15/29 (1) 463 461
Volkswagen Group of America Finance,
4.45%, 9/11/27 (1) 200 201
Volkswagen Group of America Finance,
4.85%, 8/15/27 (1) 340 343
Volkswagen Group of America Finance,
5.05%, 3/27/28 (1) 200 203
Volkswagen Group of America Finance,
5.70%, 9/12/26 (1) 240 243
Volkswagen Group of America Finance,
6.00%, 11/16/26 (1) 200 204
12,152
Consumer Non-Cyclical  6.0%
Altria Group, 2.625%, 9/16/26  215 212
Bacardi, 4.70%, 5/15/28 (1) 505 510
BAT International Finance, 1.668%, 3/25/26  225 222
BAT International Finance, 4.448%, 3/16/28  460 462
Becton Dickinson & Company, 4.693%,
2/13/28  375 379
Becton Dickinson & Company, 6.70%,
12/1/26  183 187
Bunge Finance, 2.00%, 4/21/26  200 197
Bunge Finance, 4.90%, 4/21/27  280 283
Cardinal Health, 4.50%, 9/15/30 (6) 165 165
Cencora, 3.45%, 12/15/27  61 60
Cencora, 4.625%, 12/15/27  165 167
Cencora, 4.85%, 12/15/29  90 92
Coca-Cola Europacific Partners, 1.50%,
1/15/27 (1) 200 193
CSL Finance, 3.85%, 4/27/27 (1) 90 90
CVS Health, 1.30%, 8/21/27  545 516
CVS Health, 2.875%, 6/1/26  177 175
CVS Health, 3.00%, 8/15/26  105 104
CVS Health, 4.30%, 3/25/28  170 170
CVS Health, 5.00%, 2/20/26  623 624
EMD Finance, 4.125%, 8/15/28 (1) 540 540
HCA, 3.125%, 3/15/27  260 256
HCA, 5.625%, 9/1/28  525 539
HCA, 5.875%, 2/15/26  185 185
Heineken, 3.50%, 1/29/28 (1) 1,000 987
Icon Investments Six, 5.809%, 5/8/27  600 612
Imperial Brands Finance, 4.50%,
6/30/28 (1) 220 221
Imperial Brands Finance, 6.125%,
7/27/27 (1) 290 299
IQVIA, 6.25%, 2/1/29  125 131
Japan Tobacco, 4.85%, 5/15/28 (1) 430 437
Par/Shares $ Value
(Amounts in 000s)
Kroger, 2.65%, 10/15/26  209 206
Kroger, 3.70%, 8/1/27  54 54
Mars, 4.55%, 4/20/28 (1) 405 410
Mars, 4.60%, 3/1/28 (1) 280 283
Mattel, 3.375%, 4/1/26 (1) 329 326
PeaceHealth Obligated Group, Series
2020, 1.375%, 11/15/25  50 50
PepsiCo, 4.10%, 1/15/29  810 813
Philip Morris International, 5.125%,
11/17/27  83 85
Solventum, 5.45%, 2/25/27  155 158
Stryker, 4.70%, 2/10/28  330 335
Thermo Fisher Scientific, 1.75%, 10/15/28  195 183
Utah Acquisition Sub, 3.95%, 6/15/26  263 262
Viatris, 2.30%, 6/22/27  203 195
12,375
Energy  3.8%
BP Capital Markets, 3.723%, 11/28/28  230 227
BP Capital Markets America, 4.234%,
11/6/28  155 156
Canadian Natural Resources, 3.85%,
6/1/27  225 223
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  276 279
Cheniere Energy, 4.625%, 10/15/28  9 9
Columbia Pipelines Holding, 6.055%,
8/15/26 (1) 40 41
Diamondback Energy, 5.20%, 4/18/27  240 243
Enbridge, 4.60%, 6/20/28  90 91
Enbridge, 5.90%, 11/15/26  110 112
Enbridge, 6.00%, 11/15/28  90 95
Energy Transfer, 5.25%, 7/1/29  160 165
Energy Transfer, 6.05%, 12/1/26  475 484
EQT, 3.125%, 5/15/26 (1) 420 416
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 105 105
HF Sinclair, 5.75%, 1/15/31  235 243
Kinder Morgan, 5.15%, 6/1/30  235 242
MPLX, 4.80%, 2/15/31  780 783
Occidental Petroleum, 5.00%, 8/1/27  83 84
Occidental Petroleum, 5.20%, 8/1/29  115 117
ONEOK, 4.25%, 9/24/27  400 401
ONEOK, 4.85%, 7/15/26  465 466
ONEOK, 5.55%, 11/1/26  245 248
Sabine Pass Liquefaction, 4.20%, 3/15/28  82 82
Sabine Pass Liquefaction, 5.875%, 6/30/26  161 161
Schlumberger Holdings, 3.90%, 5/17/28 (1) 371 369
Schlumberger Investment, 4.50%, 5/15/28  201 202
South Bow USA Infrastructure Holdings,
4.911%, 9/1/27  275 277
Targa Resources, 5.20%, 7/1/27  92 93
Tengizchevroil Finance International,
4.00%, 8/15/26  220 219
Valero Energy, 5.15%, 2/15/30  90 93
Williams, 4.625%, 6/30/30  280 282
Williams, 4.80%, 11/15/29  165 168
Williams, 5.40%, 3/2/26  505 507

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Woodside Finance, 3.70%, 9/15/26 (1) 119 118
7,801
Industrial - Other  0.4%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 535 524
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(6) 60 59
CK Hutchison International 25, 4.25%,
9/26/30 (1) 300 299
882
Technology  4.0%
Analog Devices, 1.70%, 10/1/28  115 107
Atlassian, 5.25%, 5/15/29  105 108
Dell International, 4.75%, 4/1/28  270 274
Fiserv, 4.20%, 10/1/28  184 184
Fiserv, 4.55%, 2/15/31  160 160
Fiserv, 5.15%, 3/15/27  235 238
Fortinet, 1.00%, 3/15/26  330 324
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 208
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 211
Intel, 3.15%, 5/11/27  95 93
Intel, 3.75%, 8/5/27  165 164
Intel, 4.00%, 8/5/29  180 178
Intel, 4.875%, 2/10/28  56 57
International Business Machines, 4.65%,
2/10/28  682 692
Keysight Technologies, 5.35%, 7/30/30  205 213
Marvell Technology, 1.65%, 4/15/26  130 128
Marvell Technology, 4.75%, 7/15/30  85 86
Marvell Technology, 4.875%, 6/22/28  400 406
Micron Technology, 5.375%, 4/15/28  535 550
NXP, 3.15%, 5/1/27  55 54
NXP, 3.875%, 6/18/26  190 189
NXP, 4.30%, 8/19/28  100 100
NXP, 4.30%, 6/18/29  238 237
NXP, 4.40%, 6/1/27  35 35
Oracle, 1.65%, 3/25/26  505 499
Oracle, 4.45%, 9/26/30  375 374
Oracle, 5.80%, 11/10/25  140 140
S&P Global, 2.45%, 3/1/27  485 475
Synopsys, 4.65%, 4/1/28  510 516
Verisk Analytics, 4.50%, 8/15/30  295 296
Western Digital, 4.75%, 2/15/26  103 103
Western Union, 1.35%, 3/15/26  676 666
Workday, 3.50%, 4/1/27  120 119
8,184
Transportation  1.3%
American Airlines PTT, Series 2017-2,
Class B, 3.70%, 10/15/25  162 162
Canadian Pacific Railway, 1.75%, 12/2/26  135 131
Delta Air Lines, 4.95%, 7/10/28  185 187
Element Fleet Management, 5.037%,
3/25/30 (1) 185 188
Element Fleet Management, 5.643%,
3/13/27 (1) 175 178
ERAC USA Finance, 4.60%, 5/1/28 (1) 345 349
ERAC USA Finance, 5.00%, 2/15/29 (1) 140 144
FedEx, 3.25%, 4/1/26  459 457
Par/Shares $ Value
(Amounts in 000s)
Penske Truck Leasing, 1.70%, 6/15/26 (1) 50 49
Penske Truck Leasing, 3.40%, 11/15/26 (1) 80 79
Penske Truck Leasing, 5.35%, 1/12/27 (1) 135 137
Penske Truck Leasing, 5.75%, 5/24/26 (1) 530 534
Sydney Airport Finance, 3.625%,
4/28/26 (1) 61 61
2,656
Total Industrial 56,130
UTILITY
 3.1%
Electric  2.8%
AES, 1.375%, 1/15/26  403 399
American Electric Power, 5.20%, 1/15/29  325 335
Appalachian Power, Series X, 3.30%,
6/1/27  437 432
Constellation Energy Generation, 5.60%,
3/1/28  145 150
DTE Energy, 4.875%, 6/1/28  225 229
DTE Energy, 4.95%, 7/1/27  150 152
DTE Energy, 5.20%, 4/1/30  200 206
Duke Energy, 4.30%, 3/15/28  140 141
Enel Finance International, 1.625%,
7/12/26 (1) 265 259
Enel Finance International, 4.125%,
9/30/28 (1) 200 200
Enel Finance International, 7.05%,
10/14/25 (1) 200 200
Exelon, 5.15%, 3/15/29  100 103
FirstEnergy, Series B, 3.90%, 7/15/27  340 338
FirstEnergy Transmission, 4.55%, 1/15/30  80 80
National Rural Utilities Cooperative
Finance, 4.12%, 9/16/27 (6) 118 118
National Rural Utilities Cooperative
Finance, 4.80%, 3/15/28  210 214
National Rural Utilities Cooperative
Finance, 5.10%, 5/6/27  157 159
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 301
NextEra Energy Capital Holdings, 4.685%,
9/1/27  70 71
Niagara Mohawk Power, 4.647%,
10/3/30 (1) 175 176
NRG Energy, 2.00%, 12/2/25 (1) 140 139
Pacific Gas & Electric, 3.30%, 3/15/27  73 72
Pacific Gas & Electric, 3.30%, 12/1/27  100 98
Pacific Gas & Electric, 5.00%, 6/4/28  180 182
Pacific Gas & Electric, 5.45%, 6/15/27  40 41
Public Service Enterprise Group, 4.90%,
3/15/30  345 353
Southern, 5.113%, 8/1/27  180 183
Southern Power, Series A, 4.25%, 10/1/30  95 94
Terraform Global Operating, 6.125%,
3/1/26 (1) 173 171
Trans-Allegheny Interstate Line, 5.00%,
1/15/31 (1) 50 51
Vistra Operations, 5.05%, 12/30/26 (1) 168 169
5,816

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Natural Gas  0.3%
NiSource, 5.25%, 3/30/28  60 61
Sempra, 5.40%, 8/1/26  125 126
Southern California Gas, 2.95%, 4/15/27  185 182
Southern Gas Capital, Series A, 4.05%,
9/15/28  190 190
559
Total Utility 6,375
Total Corporate Bonds
(Cost $84,433) 85,228
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES
 2.6%
Government Sponsored  0.3%
MEGlobal, 2.625%, 4/28/28  620 592
592
Owned No Guarantee  1.9%
Abu Dhabi Developmental Holding, 4.50%,
5/6/30  400 405
Bank Mandiri Persero, 5.50%, 4/4/26  500 503
Korea Electric Power, 5.375%, 7/31/26 (1) 450 454
Korea Housing Finance, 4.625%,
2/24/28 (1) 440 446
Korea Hydro & Nuclear Power, 4.25%,
7/27/27 (1) 200 201
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 340 351
Ma'aden Sukuk, 5.25%, 2/13/30  200 207
NBN, 1.45%, 5/5/26 (1) 405 398
Republic of Chile, 3.625%, 8/1/27  525 520
State Bank of India, 1.80%, 7/13/26  500 490
3,975
Sovereign  0.4%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 350 356
KSA Sukuk, 4.303%, 1/19/29  300 301
657
Total Foreign Government Obligations &
Municipalities
(Cost $5,186) 5,224
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES
 8.4%
Collateralized Mortgage
Obligations  5.0%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65 (1) 14 14
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 83 72
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66 (1) 24 21
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66 (1) 85 72
Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 502 506
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM
7.105%, 9/25/29, Acquisition Date: 8/29/24,
Cost $222 (2)(3) 222 224
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56 (1) 184 168
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 58 53
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 42 36
COLT Mortgage Loan Trust
Series 2020-3, Class B2, CMO, ARM
5.675%, 4/27/65 (1) 310 308
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66 (1) 74 64
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 276 278
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 255 258
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM
SOFR30A + 1.20%, 10/25/70 (1)(4) 200 200
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 105 106
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 181 183
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.806%, 3/25/45 (1) 95 95
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 361 361
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65 (1) 15 14
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 37 33
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 226 225
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 92 92
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 95 96

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2025-INV4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.533%, 10/25/70 (1) 105 105
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 9 9
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 5.122%, 3/25/50 (1) 112 107
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.651%, 12/25/46 (1) 28 27
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.85%, 5/25/47 (1) 3 3
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 27 25
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59 (1) 8 8
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 13 12
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 230 219
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 380 313
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 154 155
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
6.133%, 7/25/44 (1) 2 2
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 127 127
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP
5.22%, 8/25/70 (1) 249 250
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 79 68
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 275 274
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 75 68
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 274 277
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.195%, 10/25/65 (1) 164 164
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 15 15
Par/Shares $ Value
(Amounts in 000s)
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 37 33
MFA Trust
Series 2025-NQM4, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.54%, 8/25/70 (1) 505 505
Morgan Stanley Residential Mortgage Loan
Trust
Series 2025-DSC2, Class A1, CMO, STEP
5.443%, 7/25/70 (1) 99 100
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM
5.35%, 7/25/65 (1) 190 192
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 381 383
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M TSFR + 1.314%, 5.637%, 6/25/59 (1) 9 9
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 5.172%, 10/25/59 (1) 33 33
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO,
ARM
1M TSFR + 0.864%, 5.022%, 2/25/60 (1) 272 267
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M TSFR + 1.064%, 5.222%, 2/25/60 (1) 18 18
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 20 17
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 45 41
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 184 161
OBX Trust
Series 2025-NQM15, Class A1, CMO,
STEP
5.143%, 7/27/65 (1) 99 99
OBX Trust
Series 2025-NQM15, Class A1F, CMO,
ARM
SOFR30A + 1.15%, 5.506%, 7/27/65 (1) 99 99
OBX Trust
Series 2025-NQM6, Class A1, CMO, STEP
5.603%, 3/25/65 (1) 175 177
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM
5.522%, 8/10/42 (1) 120 122
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 19 18
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 1 1

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 53 53
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 49 46
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 182 162
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.006%, 1/25/34 (1) 31 31
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 6.156%, 11/25/41 (1) 90 91
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO,
ARM
SOFR30A + 2.95%, 7.306%, 6/25/42 (1) 124 126
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 6.206%, 11/25/43 (1) 89 90
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM
SOFR30A + 1.25%, 5.606%, 3/25/44 (1) 361 363
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.306%, 1/25/45 (1) 60 60
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM
SOFR30A + 1.10%, 5.47%, 9/25/45 (1) 270 270
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56 (1) 38 34
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62 (1) 300 288
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 24 22
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 32 29
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 23 21
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 44 40
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 8 8
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 45 42
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP
6.939%, 9/25/68 (1) 77 77
Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 56 57
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 108 109
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM
SOFR30A + 1.20%, 5.556%, 8/25/70 (1) 233 233
10,234
Commercial Mortgage-Backed
Securities  3.3%
ALA Trust
Series 2025-OANA, Class A, ARM
1M TSFR + 1.743%, 5.894%, 6/15/40 (1) 195 196
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM
1M TSFR + 1.264%, 5.415%, 4/15/34 (1) 205 199
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  41 41
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  165 172
BANK5
Series 2024-5YR12, Class A3, ARM
5.902%, 12/15/57  288 303
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  110 115
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  156 157
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  140 147
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  49 49
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  93 94
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  124 125
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM
5.451%, 10/10/42 (1) 100 100
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  275 293
BMO Mortgage Trust
Series 2024-C8, Class A1
5.542%, 3/15/57  102 103
BPR Trust
Series 2021-TY, Class B, ARM
1M TSFR + 1.264%, 5.415%, 9/15/38 (1) 200 199
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 5.14%, 1/17/39 (1) 190 190

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.792%, 12/15/39 (1) 140 140
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM
1M TSFR + 1.641%, 5.791%, 5/15/41 (1) 182 183
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 5.991%, 5/15/41 (1) 182 183
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM
1M TSFR + 1.793%, 5.943%, 1/15/42 (1) 100 100
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.542%, 1/15/42 (1) 245 245
BX Trust
Series 2025-GW, Class A, ARM
1M TSFR + 1.60%, 5.75%, 7/15/42 (1) 305 306
CENT
Series 2025-CITY, Class A, ARM
5.091%, 7/10/40 (1) 230 233
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.572%, 8/10/47 (1) 8 8
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M TSFR + 1.814%, 5.964%, 7/15/38 (1) 164 164
Extended Stay America Trust
Series 2025-ESH, Class C, ARM
1M TSFR + 1.85%, 6.00%, 10/15/42 (1) 120 120
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM
1M TSFR + 1.941%, 6.091%, 5/15/37 (1) 240 240
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM
5.649%, 1/13/40 (1) 200 207
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 145 140
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.742%, 5/15/41 (1) 245 244
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  54 55
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 340 308
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 5.214%, 3/15/36 (1) 315 306
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 5.364%, 3/15/36 (1) 170 162
ROCK Trust
Series 2024-CNTR, Class A
5.388%, 11/13/41 (1) 300 309
Par/Shares $ Value
(Amounts in 000s)
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 5.891%, 5/15/39 (1) 195 194
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.241%, 6/15/39 (1) 270 270
Wells Fargo Commercial Mortgage Trust
Series 2025-5C6, Class A1
4.314%, 10/15/58  105 105
6,705
Residential Mortgage  0.1%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 229 228
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 74 71
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 17 17
316
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $17,489) 17,255
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 7.0%
U.S. Government Agency
Obligations  5.5%
Federal Home Loan Mortgage
3.50%, 3/1/46  70 66
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  42 44
7.00%, 3/1/39  29 31
7.50%, 6/1/38  27 29
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.552%, 1/1/36  3 3
1Y CMT + 2.25%, 6.771%, 10/1/36  1 —
RFUCCT1Y + 1.625%, 6.477%, 6/1/38  7 7
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  4 4
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  1 1
RFUCCT1Y + 1.733%, 6.358%, 10/1/36  2 2
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  1 1
RFUCCT1Y + 1.77%, 6.616%, 5/1/38  5 5
RFUCCT1Y + 1.775%, 6.688%, 5/1/37  1 1
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1 1
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  1 1
RFUCCT1Y + 2.032%, 6.796%, 11/1/36  2 2
RFUCCT1Y + 2.083%, 6.957%, 2/1/38  6 6
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52 - 5/1/52  260 222
3.00%, 11/1/34 - 6/1/52  317 287
3.50%, 2/1/52  222 203
4.00%, 12/1/49  27 26
4.50%, 5/1/50 - 2/1/53  991 967
5.50%, 8/1/53 - 7/1/55  831 842

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
6.00%, 9/1/53 - 6/1/55  1,063 1,090
6.50%, 9/1/54 - 6/1/55  416 431
Federal Home Loan Mortgage Multifamily
Structured PTC, 4.60%, 6/25/30  151 154
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  2 2
RFUCCT1Y + 1.523%, 6.317%, 7/1/35  1 1
RFUCCT1Y + 1.588%, 6.385%, 7/1/36  3 3
RFUCCT1Y + 1.613%, 6.36%, 12/1/35  4 4
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  1 1
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  1 —
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  4 5
RFUCCT1Y + 1.788%, 6.788%, 5/1/38  2 2
RFUCCT1Y + 1.83%, 6.83%, 4/1/38  6 6
RFUCCT1Y + 1.853%, 6.574%, 8/1/38  4 4
RFUCCT1Y + 1.892%, 6.892%, 12/1/35  — —
RFUCCT1Y + 1.907%, 6.906%, 5/1/38  4 4
RFUCCT1Y + 2.04%, 6.665%, 12/1/36  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  92 75
2.50%, 1/1/52 - 1/1/54  439 372
3.00%, 1/1/27  13 13
3.50%, 3/1/28 - 1/1/52  90 84
4.00%, 11/1/49 - 9/1/52  602 570
4.50%, 12/1/40 - 11/1/52  588 578
5.00%, 8/1/33 - 9/1/54  2,064 2,059
5.50%, 12/1/34 - 9/1/55  2,092 2,125
6.00%, 3/1/34 - 8/1/54  642 666
6.50%, 7/1/32 - 6/1/55  257 266
11,269
U.S. Government Obligations  1.5%
Government National Mortgage Assn.
2.00%, 3/20/52  17 14
3.00%, 9/20/47  544 492
3.50%, 7/20/52  657 600
4.00%, 10/20/50 - 10/20/52  322 305
5.00%, 12/20/34 - 11/20/47  182 186
5.50%, 3/20/48 - 3/20/49  29 30
Government National Mortgage Assn.,
TBA (7)
5.00%, 10/20/55  1,025 1,020
5.50%, 10/20/55  460 463
3,110
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $14,505) 14,379
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)
 18.4%
U.S. Treasury Obligations  18.4%
U.S. Treasury Inflation-Indexed Notes,
1.625%, 4/15/30  1,507 1,530
U.S. Treasury Notes, 3.625%, 8/31/27  14,295 14,295
U.S. Treasury Notes, 3.75%, 4/30/27  2,000 2,003
U.S. Treasury Notes, 3.75%, 6/30/27  1,830 1,833
Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.875%, 3/31/27  7,430 7,452
U.S. Treasury Notes, 3.875%, 5/31/27 (8) 1,670 1,676
U.S. Treasury Notes, 3.875%, 7/31/27  3,365 3,379
U.S. Treasury Notes, 3.875%, 7/15/28  5,585 5,622
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $37,685) 37,790
SHORT-TERM INVESTMENTS
 3.2%
Commercial Paper  2.4%
4(2)  2.4% (9)
Bacardi-Martini, 4.525%, 11/13/25  450 447
Brunswick, 4.704%, 10/2/25  565 565
Crown Castle, 4.622%, 10/23/25  570 568
Crown Castle, 4.868%, 10/2/25  550 550
CVS Health, 4.667%, 10/10/25  560 559
FMC, 5.022%, 10/20/25  560 559
Harley-Davidson Financial Services,
5.069%, 10/17/25  560 559
HCA, 4.723%, 10/16/25  560 559
International Flavors & Fragrances, 4.42%,
10/30/25  650 648
5,014
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund,
4.16% (10)(11) 1,553 1,553
1,553
Total Short-Term Investments
(Cost $6,567) 6,567
SECURITIES LENDING COLLATERAL
 0.4%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund,
4.16% (10)(11) 906 906
Total Investments in a Pooled Account
through Securities Lending Program
with State Street Bank and Trust
Company 906
Total Securities Lending Collateral
(Cost $906) 906
Total Investments in Securities 101.4%
(Cost $207,590) $ 208,473
Other Assets Less Liabilities (1.4)% (2,784)
Net Assets 100.0% $ 205,689

T. ROWE PRICE Limited-Term Bond Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $79,030 and represents 38.4% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $560 and represents 0.3% of net assets.
(4) All or a portion of this loan is unsettled as of September 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) All or a portion of this security is on loan at September 30, 2025.
(7) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,483 and represents
0.7% of net assets.
(8) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(9) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $5,014 and represents 2.4% of net assets.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 99 U.S. Treasury Notes five year contracts 12/25 (10,810) $ —
Short, 40 U.S. Treasury Notes ten year contracts 12/25 (4,500) (20)
Long, 273 U.S. Treasury Notes two year contracts 12/25 56,893 30
Short, 14 Ultra U.S. Treasury Bonds contracts 12/25 (1,681) (42)
Short, 21 Ultra U.S. Treasury Notes ten year contracts 12/25 (2,417) (22)
Net payments (receipts) of variation margin to date 89
Variation margin receivable (payable) on open futures contracts $ 35

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.16% $ — $ — $ 90++
Totals $ —# $ — $ 90+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government Reserve Fund, 4.16% $ 7,029  ¤  ¤ $ 2,459
Total $ 2,459^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $90 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,459.

T. Rowe Price Limited-Term Bond Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The Limited-Term Bond Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. Rowe Price Limited-Term Bond Portfolio

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E303-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 142,621 $ — $ 142,621
Asset-Backed Securities — 40,788 336 41,124
Non-U.S. Government Mortgage-Backed Securities — 17,031 224 17,255
Short-Term Investments 1,553 5,014 — 6,567
Securities Lending Collateral 906 — — 906
Total Securities 2,459 205,454 560 208,473
Futures Contracts* 30 — — 30
Total $ 2,489 $ 205,454 $ 560 $ 208,503
Liabilities
Futures Contracts* $ 84 $ — $ — $ 84
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities , U.S. Government & Agency Mortgage-Backed Securities
and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.